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                                              Rule 497(j)
                                              Reg. No. 33-66104

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, National Municipal Trust, Series 168 and
Multistate Series 63 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that con-tained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration state-ment has been filed electronically.

                                  NATIONAL MUNICIPAL TRUST
                                  SERIES 168
                                  MULTISTATE SERIES 63
                                  (Registrant)



                                  By:  Prudential Securities
                                       Incorporated



                                       Richard R. Hoffmann
                                       First Vice President
                                       Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549